13F-HR
<SEQUENCE>1
<FILENAME>futuris20130331.txt
UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Amendment [ ]; Amendment Number:
  This Amendment:   [ ] is a restatement.
                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Futuris Asset Management AB
Normalmstog 14
SE-10386 Stockholm, Sweden

13F File Number: 150-01720

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Jonas Hamilton
Head of Middle Office
+46 8 56621480
Signature, Place, and Date of Signing:

/s/ Jonas Hamilton    Stockholm, Sweden May 14, 2013

Report Type:

[X]	13F HOLDINGS REPORT

[ ]	13F NOTICE

[ ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 7
Form 13F Information Table Value Total: 85,664
List of Other Included Managers:

ISSUER                 TYPE        CUSIP  Value  SHS  INVEST OTHER VOTING
                                          (x1000)     DSCRTN MNGRS  AUTH
BAKER HUGHES INC       COM       057224107 10442 225000 SOLE   N/A   SOLE
C&J ENERGY SVCS INC    COM       12467B304 11450 500000 SOLE   N/A   SOLE
HALLIBURTON CO         COM       406216101 12123 300000 SOLE   N/A   SOLE
MANPOWERGROUP INC      COM       56418H100 5672  100000 SOLE   N/A   SOLE
OCEAN RIG UDW INC      SHS       Y64354205 12709 788900 SOLE   N/A   SOLE
ROWAN COMPANIES PLC    SHS CL A  G7665A101 17680 500000 SOLE   N/A   SOLE
TRANSOCEAN LTD         REG SHS   H8817H100 15588 300000 SOLE   N/A   SOLE